SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 item	Dec. 31, 2011
Federal Home Loan Bank stock
Federal Home Loan Bank stock, at cost	$ 2,861,000				$ 3,111,000				$ 2,861,000	$ 3,111,000
Number of operating segments									0
Loans
Period of past due loans for discontinuance of accrual of interest on loans									90 days
Earnings Per Common Share
Net income available to common stockholders	416,000	244,000	135,000	153,000	415,000	284,000	(20,000)	332,000	948,000	1,011,000
Basic common shares:
Weighted average shares outstanding									1,909,139	1,903,396
Less: Weighted average unallocated ESOP shares									(61,565)	(23,774)
Add: Weighted average unvested restricted stock shares with non-forfeitable dividend rights									29,651	25,543
Basic weighted average common shares outstanding									1,877,225	1,905,165
Dilutive potential common shares									3,498	174
Diluted weighted average common shares outstanding									1,880,723	1,905,339
Basic earnings per share (in dollars per share)	$ 0.23	$ 0.13	$ 0.07	$ 0.08	$ 0.22	$ 0.15	$ (0.01)	$ 0.17	$ 0.51	$ 0.53
Diluted earnings per share (in dollars per share)	$ 0.23	$ 0.13	$ 0.07	$ 0.08	$ 0.22	$ 0.15	$ (0.01)	$ 0.17	$ 0.51	$ 0.53
FHLB
Federal Home Loan Bank stock
FHLB par value stock (in dollars per share)	$ 100								$ 100
Membership stock investment requirement (as a percent)	35.00%								35.00%
FHLB | Overnight advances
Federal Home Loan Bank stock
Activity-Based stock investment requirement (as a percent)	3.00%								3.00%
FHLB | FHLB advances
Federal Home Loan Bank stock
Activity-Based stock investment requirement (as a percent)	4.00%								4.00%
FHLB | Other advances
Federal Home Loan Bank stock
Activity-Based stock investment requirement (as a percent)	4.50%								4.50%
FHLB | Standby letters of credit
Federal Home Loan Bank stock
Activity-Based stock investment requirement (as a percent)	0.50%								0.50%
FHLB | Intermediated derivative contracts
Federal Home Loan Bank stock
Activity-Based stock investment requirement (as a percent)	4.50%								4.50%
FHLB | Minimum
Federal Home Loan Bank stock
Federal Home Loan Bank stock, at cost	10,000								10,000
Maturity period of FHLB advances									2 days
FHLB | Maximum
Federal Home Loan Bank stock
Federal Home Loan Bank stock, at cost	$ 25,000,000								$ 25,000,000
Maturity period of FHLB advances									3 months